Earnings Per Share (Details) - Schedule of Earnings Per Share - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022	[1]	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Loss for the year:
Continuing operations (in Pounds)	£ (151,255)		£ (200,679)		£ (518,122)		£ (529,292)	[2]	£ (98,878)
Discontinued operations (in Pounds)	871		(40,779)		(185,762)		(14,217)	[2]	(3,809)
Total loss for the year (in Pounds)	£ (150,384)		£ (241,458)		£ (703,884)		£ (543,509)	[2]	£ (102,687)
Basic weighted average number of ordinary shares (in Shares)					38,080,782		33,398,652		25,758,091
Dilutive effect of share options, Note 24 (in Shares)
Dilutive effect of warrants, Note 24 (in Shares)
Diluted weighted average number of ordinary shares (in Shares)					38,080,782		33,398,652		25,758,091
Basic loss per ordinary share from continuing operations					£ (13.61)		£ (15.85)		£ (3.84)
Diluted loss per ordinary share from continuing operations	£ (3.92)	[3]	£ (5.29)	[3]	(13.61)	[4]	(15.85)	[2],[4]	(3.84)	[4]
Basic loss per ordinary share from discontinued operations					(4.87)		(0.42)		(0.15)
Diluted loss per ordinary share from discontinued operations					(4.87)		(0.42)		(0.15)
Basic loss per ordinary share					(18.48)		(16.27)		(3.99)
Diluted loss per ordinary share	£ (3.9)	[3]	£ (6.36)	[3]	£ (18.48)	[4]	£ (16.27)	[2],[4]	£ (3.99)	[4]

[1]	The H1 2022 reporting period has been restated to show the EU segment as a discontinued operation.
[2]	The 2021 reporting period has been restated to show the EU segment as a discontinued operation.
[3]	The Basic and diluted loss per ordinary share has been adjusted retrospectively for the reverse stock split which became effective on February 8, 2023. See Note 15 for further details on the reverse stock split.
[4]	The basic and diluted loss per ordinary share has been adjusted retrospectively for the reverse stock split which became effective on February 8, 2023. Refer to Note 28 for further details.